JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 20, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the
JPMorgan Asia Pacific Fund (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated November 29, 2011, as filed under Rule 497 on June 29, 2012. The purpose of this filing is to submit the XBRL information from the 497 filing dated June 29, 2012 for the Fund.

Please contact the undersigned at 212-648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

cc: Vincent Di Stefano

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase